Commitments and contingencies (Tables)	6 Months Ended
Jun. 30, 2023
Commitments and Contingencies Disclosure [Abstract]
Schedule of Estimates of Future Commitments	Detailed below are estimates of future commitments under these arrangements:

	Year 1	Year 2	Year 3	Year 4	Year 5	Thereafter	Total
Power purchase (1)	$83,606	$47,603	$29,461	$12,397	$12,643	$136,244	$321,954
Natural gas supply and service agreements (2)	93,739	92,102	51,456	38,265	33,088	171,141	479,791
Service agreements	73,974	61,943	58,602	48,070	50,529	285,567	578,685
Capital projects	16,537	—	—	—	—	—	16,537
Land easements and others	13,967	14,159	14,344	14,514	14,693	500,830	572,507
Total	$281,823	$215,807	$153,863	$113,246	$110,953	$1,093,782	$1,969,474
(1)    Power purchase: AQN’s electric distribution facilities have commitments to purchase physical quantities of power for load serving requirements. The commitment amounts included in the table above are based on market prices as at June 30, 2023. However, the effects of purchased power unit cost adjustments are mitigated through a purchased power rate-adjustment mechanism.
(2)     Natural gas supply and service agreements: AQN’s gas distribution facilities and thermal generation facilities have commitments to purchase physical quantities of natural gas under contracts for purposes of load serving requirements and of generating power.